DIRECTORS LOAN (Details Narrative) - CAD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2019	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
DIRECTORS LOAN
Interest rate	10.00%
Principal balance	$ 1,000,000	$ 978,722	$ 966,304	$ 784,947
Loan bonus share issued, share		16,000,000
Loan bonus share expiration		five years
Exercise price		$ 0.05